Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2014:
Revenues	$—	$—	$—	$—
Loss from operations	(24,988)	(38,640)	(32,365)	(24,046)
Net loss	(59,840)	(213,477)	(43,559)	(59,977)

Year ended December 31, 2013:
Revenues	$—	$—	$—	$—
Loss from operations	(15,814)	(39,756)	(50,842)	(29,724)
Net loss	(33,861)	(36,185)	(73,036)	(51,408)